UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
 (Exact name of registrant as specified in charter)

235 Montgomery Street, Suite 1049
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Jason Browne
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

 (Name and address of agent for service)

(415) 248-8366
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2015 (UNAUDITED)

Shares			Value
		Investment Companies: 99.7%
		Aggressive Funds: 19.9%
91,612		American Century Select Fund	$5,278,687
43,852		Fidelity OTC Portfolio	3,658,536
67,438		Harbor Capital Appreciation Fund	4,100,886
129,825		Janus Research Fund	5,399,406
144,109		Oppenheimer International Small Co. Fund	5,327,729
124,400		PowerShares QQQ Trust Series 1	13,915,384
87,203		T. Rowe Price Health Sciences Fund, Inc.	3,659,027
195,869		TCW Select Equities Fund	5,384,435
196,189		William Blair Small-Mid Cap Growth Fund	3,776,647
		Total Aggressive Funds	50,500,737
		Core Funds: 70.1%
478,571		AB Large Cap Growth Fund, Inc.	19,492,186
509,124		Goldman Sachs Capital Growth Fund ^	13,053,927
403,884		Hartford Growth Opportunities Fund	16,571,376
79,300		iShares Russell 1000 Growth ETF	7,888,764
174,000		iShares S&P 500 Growth ETF	20,149,200
402,753		Janus Fund	14,132,621
210,519		Parnassus Endeavor Fund	5,909,272
263,100		PowerShares S&P 500 Low Volatility Portfolio	10,147,767
241,471		T. Rowe Price Growth Stock Fund, Inc.	12,957,344
1,287,485		Vanguard FTSE Social Index Fund	17,020,552
166,800		Vanguard Growth ETF	17,745,852
215,700		Vanguard Mega Cap Growth ETF	17,911,728
72,363		Vanguard US Growth Fund	5,577,015
		Total Core Funds	178,557,604
		Sector Funds: 9.7%
74,300		Consumer Discretionary Select Sector SPDR Fund	5,806,545
62,900		iShares North American Tech-Software ETF	6,522,101
232,000		iShares U.S. Home Construction ETF	6,287,200
146,700		SPDR S&P Regional Banking ETF	6,149,664
		Total Sector Funds	24,765,510
		Total Investment Companies
		(Cost $254,364,661)	253,823,851

		Short-Term Investments: 0.2%
546,918		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	546,918
		Total Short-Term Investments
		(Cost $546,918)	546,918

		Total Investments: 99.9%
		(Cost $254,911,579)	254,370,769
		Other Assets in Excess of Liabilities: 0.1%	105,454
		Net Assets: 100.0%	$254,476,223

	#	Annualized seven-day yield as of December 31, 2015.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $2,426,147 (representing 1.0% of net assets).

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$254,911,579
Gross unrealized appreciation	6,549,916
Gross unrealized depreciation	(7,090,726)
Net unrealized depreciation	$(540,810)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2015 (UNAUDITED)

Shares		Value
	Investment Companies: 100.0%
	Aggressive Funds: 69.0%
90,977	American Century Select Fund	$5,242,095
31,607	Fidelity OTC Portfolio	2,637,007
56,591	Harbor Capital Appreciation Fund	3,441,304
38,035	iShares S&P Small Cap 600 Growth ETF	4,728,131
113,055	Janus Research Fund	4,701,943
104,021	Oppenheimer International Small Co. Fund	3,845,653
126,900	PowerShares High Yield Equity Dividend Achievers Portfolio	1,694,115
85,100	PowerShares QQQ Trust Series 1	9,519,286
132,776	TCW Select Equities Fund	3,650,014
154,125	William Blair Small-Mid Cap Growth Fund	2,966,906
	Total Aggressive Funds	42,426,454
	Sector Funds: 31.0%
55,700	Consumer Discretionary Select Sector SPDR Fund	4,352,955
42,600	iShares North American Tech-Software ETF	4,417,194
160,000	iShares U.S. Home Construction ETF	4,336,000
101,400	SPDR S&P Regional Banking ETF	4,250,688
39,300	Technology Select Sector SPDR Fund	1,683,219
	Total Sector Funds	19,040,056
	Total Investment Companies
	(Cost $60,045,835)	61,466,510

	Total Investments: 100.0%
	(Cost $60,045,835)	61,466,510
	Other Assets in Excess of Liabilities: 0.0%	18,157
	Net Assets: 100.0%	$61,484,667

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$60,045,835
	Gross unrealized appreciation	2,276,848
	Gross unrealized depreciation	(856,173)
	Net unrealized appreciation	$1,420,675

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2015 (UNAUDITED)

Shares			Value
		Investment Companies: 100.2%
		Core Funds: 60.0%
84,211		AB Large Cap Growth Fund, Inc.	$3,429,931
72,276		Hartford Growth Opportunities Fund	2,965,492
31,200		iShares S&P 500 Growth ETF	3,612,960
61,605		Janus Fund	2,161,718
45,800		Parnassus Endeavor Fund	1,285,594
94,089		PowerShares S&P 500 Low Volatility Portfolio	3,629,013
48,226		T. Rowe Price Blue Chip Growth Fund, Inc.	3,490,628
56,110		T. Rowe Price Growth Stock Fund, Inc.	3,010,843
206,084		Vanguard FTSE Social Index Fund	2,724,436
30,700		Vanguard Growth ETF	3,266,173
42,200		Vanguard Mega Cap Growth ETF	3,504,288
		Total Core Funds	33,081,076
		Total Return Funds: 13.6%
163,227		Cohen & Steers Preferred Securities & Income Fund, Inc.	2,219,884
148,700		Fidelity Real Estate Income Fund	1,671,390
44,927		Gateway Fund	1,334,789
38,114		Vanguard Wellesley Income Fund	2,263,952
		Total Total Return Funds	7,490,015
		Bond Funds: 26.6%
205,880		Community Reinvestment Act Qualified Investment Fund	2,202,918
102,173		DoubleLine Core Fixed Income Fund	1,090,187
260,462		DoubleLine Total Return Bond Fund	2,807,775
191,286		Fidelity Capital & Income Fund	1,750,266
216,780		PIMCO Foreign Bond Fund	2,148,286
194,601		PIMCO Income Fund	2,282,674
202,683		PIMCO Mortgage-Backed Securities Fund	2,118,034
7,931		Vanguard Total International Bond Index Fund	251,180
		Total Bond Funds	14,651,320
		Total Investment Companies
		(Cost $55,607,777)	55,222,411

		Short-Term Investments: 0.3%
167,590		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	167,590
		Total Short-Term Investments
		(Cost $167,590)	167,590

		Total Investments: 100.5%
		(Cost $55,775,367)	55,390,001
		Liabilities in Excess of Other Assets: (0.5)%	(289,359)
		Net Assets: 100.0%	$55,100,642

	#	Annualized seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

		Cost of investments	$55,775,367
		Gross unrealized appreciation	948,035
		Gross unrealized depreciation	(1,333,401)
		Net unrealized depreciation	$(385,366)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2015 (UNAUDITED)

Shares			Value
		Investment Companies: 99.9%
		Intermediate Term Bond Funds: 37.3%
992,413		Community Reinvestment Act Qualified Investment Fund	$10,618,819
338,019		DoubleLine Core Fixed Income Fund	3,606,665
938,770		DoubleLine Total Return Bond Fund	10,119,937
291,955		PIMCO Mortgage-Backed Securities Fund ^	3,050,930
		Total Intermediate Term Bond Funds	27,396,351
		Strategic Bond Funds: 10.8%
671,324		PIMCO Income Fund	7,874,630
		Total Strategic Bond Funds	7,874,630
		High Yield Bond Funds: 10.1%
812,421		Fidelity Capital & Income Fund	7,433,650
		Total High Yield Bond Funds	7,433,650
		World Bond Funds: 8.0%
239,561		PIMCO Foreign Bond Fund	2,374,053
111,036		Vanguard Total International Bond Index Fund	3,516,522
		Total World Bond Funds	5,890,575
		Total Return Funds: 33.7%
537,824		Cohen & Steers Preferred Securities & Income Fund, Inc.	7,314,401
575,063		Fidelity Real Estate Income Fund	6,463,711
122,439		Gateway Fund	3,637,658
123,631		Vanguard Wellesley Income Fund	7,343,697
		Total Total Return Funds	24,759,467
		Total Investment Companies
		(Cost $74,667,873)	73,354,673
		Total Investments: 99.9%
		(Cost $74,667,873)	73,354,673
		Other Assets in Excess of Liabilities: 0.1%	65,275
		Net Assets: 100.0%	$73,419,948

	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $873,613 (representing 1.2% of net assets).

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

		Cost of investments	$74,667,873
		Gross unrealized appreciation	723,090
		Gross unrealized depreciation	(2,036,290)
		Net unrealized depreciation	$(1,313,200)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2015 (UNAUDITED)

Shares			Value
		Investment Companies: 99.6%
		Aggressive Funds: 19.6%
21,000		iShares S&P Small Cap 600 Growth ETF	$2,610,510
20,523		Oppenheimer International Small Co. Fund	758,737
35,100		PowerShares QQQ Trust Series 1	3,926,286
		Total Aggressive Funds	7,295,533
		Core Funds: 70.4%
55,200		iShares Russell 1000 Growth ETF	5,491,296
24,000		iShares S&P 100 ETF	2,188,080
47,950		iShares S&P 500 Growth ETF	5,552,610
146,900		PowerShares S&P 500 Low Volatility Portfolio	5,665,933
17,400		Vanguard Growth ETF	1,851,186
66,500		Vanguard Mega Cap Growth ETF	5,522,160
		Total Core Funds	26,271,265
		Total Sector Funds: 9.6%
9,800		Consumer Discretionary Select Sector SPDR Fund	765,870
5,900		iShares North American Tech-Software ETF	611,771
27,700		iShares U.S. Home Construction ETF	750,670
17,600		SPDR S&P Regional Banking ETF	737,792
17,000		Technology Select Sector SPDR Fund	728,110
		Total Sector Funds	3,594,213
		Total Investment Companies
		(Cost $35,902,091)	37,161,011
		Short-Term Investments: 1.1%
410,519		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	410,519
		Total Short-Term Investments
		(Cost $410,519)	410,519
		Total Investments: 100.7%
		(Cost $36,312,610)	37,571,530
		Liabilities in Excess of Other Assets: (0.7)%	(266,971)
		Net Assets: 100.0%	$37,304,559

	#	Annualized seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

		Cost of investments	$36,312,610
		Gross unrealized appreciation	1,309,715
		Gross unrealized depreciation	(50,795)
		Net unrealized appreciation	$1,258,920

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FUNDX FLEXIBLE TOTAL RETURN FUND ^

SCHEDULE OF INVESTMESTS AT DECEMBER 31, 2015 (UNAUDITED)

Shares		Value
	Investment Companies: 111.5%
	Total Return Funds: 63.0%
65,114	Cohen & Steers Preferred Securities & Income Fund, Inc.	$885,552
47,206	Eaton Vance Global Macro Absolute Return Fund	427,216
86,955	Gabelli ABC Fund	870,419
49,073	Leuthold Core Investment Fund	863,676
89,148	Principal Preferred Securities Fund	900,401
16,451	T. Rowe Price Capital Appreciation Fund	412,095
64,720	Vanguard Market Neutral Fund	785,055
	Total Total Return Funds	5,144,414
	Bond Funds: 48.5%
63,635	Buffalo High Yield Fund, Inc.	705,710
50,698	Fidelity Capital & Income Fund	463,887
38,534	DoubleLine Core Fixed Income Fund	411,160
126,727	DoubleLine Total Return Bond Fund	1,366,122
2,208	Guggenheim Total Return Bond Fund	57,601
81,902	PIMCO Income Fund	960,707
	Total Bond Funds	3,965,187
	Total Investment Companies
	(Cost $9,341,689)	9,109,601
	Total Investments: 111.5%
	(Cost $9,341,689)	9,109,601
	Liabilities in Excess of Other Assets: (11.5)%	(936,039)
	Net Assets: 100.0%	$8,173,562

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$9,341,689
	Gross unrealized appreciation	26,713
	Gross unrealized depreciation	(258,801)
	Net unrealized depreciation	$(232,088)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

^Effective 1/30/2015, the Fund changed its name from FundX Tactical Total Return Fund to FundX Flexible Total Return Fund.

Summary of Fair Value Disclosure
December 31, 2015 (Unaudited)

The Funds may utilize various methods to measure the fair value of some of their instruments.  U.S. GAAP establises a hierachy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

FundX Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$253,823,851	$-	$-	$253,823,851
Short-Term Investments	546,918	-	-	546,918
Total Investments in Securities	$254,370,769	$-	$-	$254,370,769

FundX Aggressive Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$61,466,510	$-	$-	$61,466,510
Total Investments in Securities	$61,466,510	$-	$-	$61,466,510

FundX Conservative Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$55,222,411	$-	$-	$55,222,411
Short-Term Investments	167,590	-	-	167,590
Total Investments in Securities	$55,390,001	$-	$-	$55,390,001

FundX Flexible Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$73,354,673	$-	$-	$73,354,673
Total Investments in Securities	$73,354,673	$-	$-	$73,354,673

FundX Tactical Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$37,161,011	$-	$-	$37,161,011
Short-Term Investments	410,519	-	-	410,519
Total Investments in Securities	$37,571,530	$-	$-	$37,571,530

FundX Flexible Total Return Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$9,109,601	$-	$-	$9,109,601
Total Investments in Securities	$9,109,601	$-	$-	$9,109,601

None of the Funds had transfer into or out of Levels 1 and 2 during the period ended December 31, 2015. The Funds recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment trust

By        /s/ Jason Browne
          Jason Browne, President
          (Principal Executive Officer)

Date    2/1/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Jason Brown
          Jason Browne, Presiden
          (Principal Executive Officer)

Date    2/1/2016

By      /s/ Sean McKeon
         Sean McKeon, Treasurer
         (Principal Financial Officer)

Date    2/1/2016